Investment in securities - Investment Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Available-for-sale
Within 3 months	$ 173,592
3 to 12 months	190,228
1 to 5 years	602,321
5 to 10 years	0
Over 10 years	0
No specific or single maturity	864,988
Carrying amount	1,831,129	$ 1,988,865
US government and federal agencies
Available-for-sale
Within 3 months	14,888
3 to 12 months	190,228
1 to 5 years	510,848
5 to 10 years	0
Over 10 years	0
No specific or single maturity	847,821
Carrying amount	1,563,785	1,712,776
Held-to-maturity
Within 3 months	0
3 to 12 months	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	3,461,097
Carrying amount	3,461,097
Non-US governments debt securities
Available-for-sale
Within 3 months	158,704
3 to 12 months	0
1 to 5 years	91,473
5 to 10 years	0
Over 10 years	0
No specific or single maturity	0
Carrying amount	250,177	251,463
Asset-backed securities - Student loans
Available-for-sale
Within 3 months	0
3 to 12 months	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	40
Carrying amount	40	5,626
Residential mortgage-backed securities
Available-for-sale
Within 3 months	0
3 to 12 months	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	17,127
Carrying amount	$ 17,127	$ 19,000